Cash and cash equivalents and Investment securities (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Schedule of Cash and Cash Equivalents

Million US dollar	30 June 2019	31 December 2018
Short-term bank deposits	3 283	2 233
Cash and bank accounts	4 896	4 841

Cash and cash equivalents	8 179	7 074
Bank overdrafts	(105)	(114)

	8 074	6 960

Summary of Investments in Short-Term Debt Securities

Million US dollar	30 June 2019	31 December 2018
Investment in unquoted companies	98	84
Investment on debt securities	25	24

Non-current investments	123	108
Investment on debt securities	87	87

Current investments	87	87